Related party transactions (Details) - Arqit PTE	12 Months Ended
	Sep. 30, 2022 USD ($)	Sep. 30, 2021 USD ($)	Sep. 30, 2020 USD ($)	Aug. 20, 2021 GBP (£)
Disclosure of transactions between related parties [line items]
Amount paid to related party	$ 5,091	$ 11,679	$ 7,982
David Williams
Disclosure of transactions between related parties [line items]
Percentage of ownership interest held	50
Amount owing to reimbursement	$ 6,574
Amount receivable			$ 20,673
Related party transaction loans | £				£ 2,000,000
Borrowings interest rate				8.00%
Interest paid on borrowings		14,401
Fee charged on borrowings		88,800
David Bestwick
Disclosure of transactions between related parties [line items]
Percentage of ownership interest held	50
Related party transaction loans | £				£ 2,000,000
Borrowings interest rate				8.00%
Interest paid on borrowings		14,401
Fee charged on borrowings		88,800
Lt General VL Jamieson
Disclosure of transactions between related parties [line items]
Amount paid to Director	$ 113,923	103,861
General S Wilson
Disclosure of transactions between related parties [line items]
Amount paid to Director	100,575	$ 73,398
Notion Capital
Disclosure of transactions between related parties [line items]
Amount paid to related party	$ 1,750